OTHER LONG-TERM LIABILITIES (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
OTHER LONG-TERM LIABILITIES
Regulatory liabilities	CAD 793	CAD 787
Derivative liabilities (Note 24)	2,713	3,950
Pension and OPEB liabilities (Note 26)	597	517
Asset retirement obligations (Note 19)	230	189
Environmental liabilities	76	89
Other	572	524
Other long-term liabilities	CAD 4,981	CAD 6,056